FINANCIAL INFORMATION BY INDUSTRY SEGMENT, GEOGRAPHIC AREA AND PRODUCT LINE (Tables)	3 Months Ended
Dec. 31, 2013
FINANCIAL INFORMATION BY INDUSTRY SEGMENT, GEOGRAPHIC AREA AND PRODUCT LINE [Abstract]
Schedule of revenue by product line
Revenue generated by product line for the three months ended December 31, 2013, and 2012, was as follows:

	Three Months Ended December 31,
Revenue:	2013	2012
Tungsten slurries	$37,369	$40,706
Dielectric slurries	29,946	30,358
Other Metals slurries	17,805	17,984
Polishing pads	7,410	8,464
Data storage slurries	4,982	5,062
Engineered Surface Finishes	3,003	3,959
Total revenue	$100,515	$106,533